Note 18 Other Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other intangible assets [Line Items]
Other intangible assets	€ 1,449	€ 1,379	€ 1,435
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets	1,393	1,239	1,202
Intangible Assets With Indefinite Useful Life
Other intangible assets [Line Items]
Other intangible assets	13	12	12
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Other intangible assets	€ 43	€ 128	€ 221